CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	115,787,434	125,203,405
Common stock, shares outstanding	115,787,434	125,203,405